Operating profit (Tables)	12 Months Ended
Dec. 31, 2022
Operating profit
Schedule of other operating income and expense

	2022	2021	2020
	$m	$m	$m
Royalty income	59	62	147
Gains on disposal of intangible assets	104	513	1,030
Gains on disposal of investments in associates and joint ventures	–	776	–
Net gains/(losses) on disposal of other non-current assets	112	(4)	25
Impairment of property, plant and equipment	–	–	(12)
Other income[1]	439	453	406
Other expense	(200)	(308)	(68)
Other operating income and expense	514	1,492	1,528

1	Other income in 2022 includes $138m of payments from Allergan in respect of the development of brazikumab (2021: $99m; 2020: $107m).

Schedule of restructuring costs

	2022	2021	2020
	$m	$m	$m
Cost of sales	266	722	53
Distribution expense	2	–	–
Research and development expense	111	223	35
Selling, general and administrative expense	405	338	162
Other operating income and expense	(67)	–	1
Total charge	717	1,283	251

	2022	2021	2020
	$m	$m	$m
Severance costs	187	217	26
Accelerated depreciation and impairment charges	135	371	17
Other[1]	395	695	208
Total charge	717	1,283	251

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of integrating systems, structure and processes as part of our Post Alexion Acquisition Group Review, costs relating to the Alexion acquisition, internal project costs and external consultancy fees.

Schedule of net gains and losses on financial instruments included within operating profit

	2022	2021	2020
	$m	$m	$m
Gains/(losses) on forward foreign exchange contracts	150	(21)	(86)
(Losses)/gains on receivables and payables	(203)	(42)	89
Total	(53)	(63)	3